Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 25, 2011	Dec. 26, 2010
Station revenue (less agency commissions)	$ 359,722	$ 280,611	$ 304,798
Operating costs:
Station production expenses	125,996	111,586	118,042
Station selling, general and administrative expenses	88,235	80,472	81,122
Corporate and other expenses	31,705	33,651	35,574
Depreciation and software amortization	22,422	23,029	23,240
Amortization of intangible assets	2,637	5,253	5,253
Loss (gain) related to fixed assets, net	2,062	213	11
Total operating costs	273,057	254,204	263,242
Operating income	86,665	26,407	41,556
Other income (expense):
Interest expense	(51,566)	(64,403)	(65,597)
Debt modification and extinguishment costs	(35,415)		(5,450)
Other, net	458	1,281	989
Total other expense	(112,991)	(63,122)	(70,058)
Loss from continuing operations before income taxes	(26,326)	(36,715)	(28,502)
Income tax expense	13,631	12,218	10,043
Loss from continuing operations	(39,957)	(48,933)	(38,545)
Discontinued operations:
Income (loss) from discontinued operations (net of tax expense of $1,188, tax benefit of $1,516, and tax expense of $15,384, respectively)	(11,270)	(25,389)	15,907
Loss related to divestiture of discontinued operations (net of tax expense of $320)	(142,190)
Net loss	(193,417)	(74,322)	(22,638)
Earnings (loss) per common share (basic and diluted):
Loss from continuing operations (in Dollars per share)	$ (1.68)	$ (2.18)	$ (1.72)
Income (loss) from discontinued operations (in Dollars per share)	$ (6.47)	$ (1.13)	$ 0.71
Net loss per common share (basic and diluted) (in Dollars per share)	$ (8.15)	$ (3.31)	$ (1.01)
Related Party [Member]
Other income (expense):
Interest expense	$ (26,468)